Note 30 - Fixed and Floating Rate Trust Preferred Securities (Detail) - EUR (€) € in Millions		Dec. 31, 2019	Dec. 31, 2018
Fixed and Floating Rate Trust Preferred Securities [Abstract]
Fixed rate	[1]	€ 976	€ 2,194
Floating rate	[1]	1,037	975
Total trust preferred securities	[1]	€ 2,013	€ 3,168

[1]	Perpetual instruments, redeemable at specific future dates at the Groups option.